Common Stock Warrants (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Sale of common stock			40,000
Proceeds from sale of common stock			$ 20,000
Exercise price			$ 0.75
Common stock warrants	2,000,000		2,000,000
Fair value of common stock warrants			1,321,496
Exercise price Common stock warrants	$ 0.6608	$ 0.6371	$ 0.6608
Volatility rate	104.00%		100.00%
Risk-free interest rate	50.00%		0.39%
Expected term	25 days		3 years 6 months
Amount owned by Board of Directors	63,305		140	0
Amount owned to CEO	1,242		18,423	0
Warrants exercised	(287,200)		(720,000)
Weighted average fair value of warrants granted	$ 0.75		$ 1.38	$ 0.00155
Extended common stock warrants	190,289
Common Stock warrants issued	79,923
Stock based compensation	262,904	9,728
Warrant [Member]
Warrants exercised			(720,000)
Proceeds from warrants exercised			47,000
TwoDirectorsMember
Common stock warrants			2,000,000
Fair value of common stock warrants			1,321,496
Exercise price Common stock warrants			$ 0.6608
Volatility rate			100.00%
Risk-free interest rate			0.39%
Expected term			3 years 6 months
Chief Executive Officer [Member]
Common stock warrants			105,000
Fair value of common stock warrants			74,798
Exercise price Common stock warrants			$ 0.7315
Volatility rate	108.00%		108.00%
Risk-free interest rate	0.49%		0.49%
Expected term	3 years 9 months 4 days		3 years 9 months 3 days
Amortization recorded as professonal fee	11,644	1,040	6,773	0
Discount rate	76.00%		76.00%
Probability rate	24.00%		24.00%
Chairman, Board of Directors [Member]
Amortization recorded as professonal fee		1,040	6,773	0
Nine Directors [Member]
Amortization recorded as professonal fee	202,675	4,458	117,889	0
Three Directors [Member]
Common stock warrants					153,615
Volatility rate	108.00%
Risk-free interest rate	0.49%
Amortization recorded as professonal fee	25,317	2,496	11,811	0
OneDirectorsMember
Amortization recorded as professonal fee		$ 694	$ 4,515	$ 0